CONSOLIDATED STATEMENTS OF CASH FLOWS (CAD) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended				9 Months Ended
	Dec. 31, 2012		Dec. 31, 2014		Dec. 31, 2013		Sep. 30, 2012
Cash flows provided (used) by: Operations
Net earnings (loss)	(36.7)		(72.3)		(127.3)
Items not requiring (providing) cash:
Depreciation and amortization	12.9		44.6		47.0
Impairment and other closure costs (note 6)	8.2		16.5		86.9
Deferred income taxes (note 18)	0.1		0		0
Foreign exchange loss (gain) on long-term debt	3.2		24.1		18.8
Non-cash reorganization items	2.4		0		0.5
Non-cash interest on compromised notes	0		0		0
Employee future benefits, expense under cash contributions	(3.4)		(8.8)		(7.0)
Loss (gain) on disposal of property, plant and equipment	0.4		0		(0.6)
Gain on disposal of non-core assets	0	[1]	(2.4)	[1]	(12.3)	[1]
Settlement gain on special pension portability election	0		0		(2.6)
Decrease in other long-term obligations	(0.1)		(0.4)		(0.2)
Other	0.2		4.0		4.1
Changes in non-cash working capital
Accounts receivable	41.1		6.5		(2.7)
Inventories	11.6		(17.2)		(14.7)
Prepaids and other	4.5		(0.1)		3.6
Accounts payable and accrued liabilities	7.7		26.8		(1.0)
Cash flows provided (used) by operating activities	52.1		21.3		(7.5)
Investing
Additions to property, plant and equipment	(10.4)		(21.9)		(23.4)
Proceeds from sale of property, plant and equipment	0.8		4.4		0.8
Proceeds from sale of non-core assets	0	[1]	0.3	[1]	51.4	[1]
Decrease (increase) in restricted cash	3.4		0		3.1
Decrease (increase) in other assets	0		(2.0)		(0.5)
Cash flows provided (used) by investing activities	(6.2)		(19.2)		31.4
Financing
Increase (decrease) in revolving loan (note 15)	(40.0)		18.8		(13.4)
Proceeds from secured term loan (note 15)	0		18.5		0
Redemption of Floating Rate Notes (note 15)	0		(21.8)		0
Purchase of long-term debt (note 15)	0		(14.5)		(15.8)
Proceeds on issuance of senior secured notes	0		0		0
Deferred financing costs	0		(2.3)		0
DIP financing costs	0	[2]	0		0	[2]
Decrease in other long-term debt	0		(2.0)		(1.1)
Share issuance costs	0		0		0
Cash flows provided (used) by financing activities	(40.0)		(3.3)		(30.3)
Cash and cash equivalents, increase (decrease) in the period	5.9		(1.2)		(6.4)
Cash and cash equivalents, beginning of period	12.6		12.1	[3]	18.5	[3]
Cash and cash equivalents, end of period	18.5	[3]	10.9	[3]	12.1	[3]
Supplemental disclosures:
Income taxes paid (recovered)	0		0		0
Net interest paid	11.0		34.2		36.8
Cash and cash equivalents included in assets held for sale	1.9		0		0
Predecessor [Member]
Cash flows provided (used) by: Operations
Net earnings (loss)							650.3
Items not requiring (providing) cash:
Depreciation and amortization							23.4
Impairment and other closure costs (note 6)							3.3
Deferred income taxes (note 18)							(0.7)
Foreign exchange loss (gain) on long-term debt							(24.0)
Non-cash reorganization items							(707.4)
Non-cash interest on compromised notes							48.4
Employee future benefits, expense under cash contributions							(8.4)
Loss (gain) on disposal of property, plant and equipment							(6.7)
Gain on disposal of non-core assets							0	[1]
Settlement gain on special pension portability election							0
Decrease in other long-term obligations							0
Other							2.6
Changes in non-cash working capital
Accounts receivable							(22.9)
Inventories							8.7
Prepaids and other							(0.5)
Accounts payable and accrued liabilities							(10.1)
Cash flows provided (used) by operating activities							(44.0)
Investing
Additions to property, plant and equipment							(12.2)
Proceeds from sale of property, plant and equipment							11.5
Proceeds from sale of non-core assets							0	[1]
Decrease (increase) in restricted cash							(6.4)
Decrease (increase) in other assets							3.7
Cash flows provided (used) by investing activities							(3.4)
Financing
Increase (decrease) in revolving loan (note 15)							16.0
Proceeds from secured term loan (note 15)							0
Redemption of Floating Rate Notes (note 15)							0
Purchase of long-term debt (note 15)							0
Proceeds on issuance of senior secured notes							33.1
Deferred financing costs							(9.3)
DIP financing costs							(3.8)	[2]
Decrease in other long-term debt							(0.9)
Share issuance costs							(0.2)
Cash flows provided (used) by financing activities							34.9
Cash and cash equivalents, increase (decrease) in the period							(12.5)
Cash and cash equivalents, beginning of period							25.1
Cash and cash equivalents, end of period							12.6	[3]
Supplemental disclosures:
Income taxes paid (recovered)							(0.2)
Net interest paid							11.7
Cash and cash equivalents included in assets held for sale							0.4

[1]	Non-core assets disposed of during the year ended December 31, 2014 include Poplars land, the company’s interest in PRSC Land Developments and the settlement of the mortgage receivable from PRSC Limited Partnership. Non-core assets disposed of for the year ended December 31, 2013 include the Elk Falls site, the Snowflake mill, the shares of the Apache Railway Company, the company’s interest in Powell River Energy Inc, the Port Alberni wastewater treatment facility and two parcels of Poplars land.
[2]	Financing costs incurred in connection with entering into DIP Credit Agreement, including commitment fees, for the duration of the creditor protection proceedings.
[3]	Cash and cash equivalents included in assets held for sale